Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Schedule of Stock by Class [Table Text Block]
The following table summarizes shares issued and gross proceeds received for each share class as of September 30, 2018 and outstanding shares as of September 30, 2018 and December 31, 2017:

	Class T	Class S	Class D	Class I	Class A	Class AA	Class AAA	Total
Gross proceeds from primary portion of offerings	$2,245	$3	$182	$7,538	$240,780	$474,858	$8,381	$733,987
Gross proceeds from DRP	$16	$—	$2	$158	$25,328	$32,369	$503	$58,376
Shares issued in primary portion of offerings	224,647	264	18,921	786,573	24,199,764	47,562,870	901,225	73,694,264
DRP shares issued	1,650	13	236	16,496	2,669,097	3,412,273	53,014	6,152,779
Stock distribution shares issued	—	—	—	—	263,642	300,166	4,677	568,485
Restricted stock issued	—	—	—	—	—	—	36,000	36,000
Total redemptions	—	—	—	—	(1,351,178)	(1,434,491)	(5,593)	(2,791,262)
Total shares outstanding as of September 30, 2018	226,297	277	19,157	803,069	25,781,325	49,840,818	989,323	77,660,266
Total shares outstanding as of December 31, 2017	4,148	268	268	267,476	25,995,943	49,942,471	964,709	77,175,283

The following table summarizes shares issued and gross proceeds received for each share class as of December 31, 2017 and outstanding shares as of December 31, 2017 and 2016:

	Class
	T	S	D	I	A	AA	AAA	Total
Gross proceeds from primary portion of offerings	$41	$3	$3	$2,493	$240,780	$474,858	$8,379	$726,557
Gross proceeds from DRP	$—	$—	$—	$41	$19,773	$21,828	$312	$41,954
Shares issued in primary portion of offerings	4,144	264	264	263,200	24,199,760	47,562,870	901,225	72,931,727
DRP shares issued	4	4	4	4,276	2,089,748	2,313,170	33,308	4,440,514
Stock distribution shares issued	—	—	—	—	263,641	300,166	4,676	568,483
Restricted stock units issued	—	—	—	—	—	—	25,500	25,500
Total redemptions	—	—	—	—	(557,206)	(233,735)	—	(790,941)
Total shares outstanding as of 12/31/2017	4,148	268	268	267,476	25,995,943	49,942,471	964,709	77,175,283
Total shares outstanding as of 12/31/2016	—	—	—	—	25,562,982	44,595,631	781,034	70,939,647

Share Redemption Price [Table Text Block]
During the three and nine months ended September 30, 2018 and 2017, the Company redeemed shares of its outstanding common stock under the IPO Share Redemption Program as follows:

	Three Months Ended September 30,			Nine Months Ended September 30,
Period	2018		2017	2018	2017
Shares of common stock redeemed	585,525	(1)	146,083	1,306,834	413,842
Weighted average price per share	$9.65		$9.06	$9.36	$9.18

(1)	Second quarter requests redeemed in the third quarter.

During the three and nine months ended September 30, 2018 and 2017, the Company redeemed shares of its outstanding common stock under the New Share Redemption Program as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Period	2018	2017	2018	2017
Shares of common stock redeemed	693,487	—	693,487	—
Weighted average price per share	$9.62	—	$9.62	—

The redemption price per IPO Share is expected to be the redemption rate set forth in the following table which is based upon the number of years the stock is held:

Number Years Held	Redemption Price per Share
Less than 1 year	No Redemption Allowed
After one year from the purchase date	90.0% of the Redemption Amount (as defined below)
After two years from the purchase date	95.0% of the Redemption Amount
After three years from the purchase date	97.5% of the Redemption Amount
After four years from the purchase date	100.0% of the Redemption Amount

Organizational and Offering Costs Incurred [Table Text Block]
Organizational and offering costs incurred as of September 30, 2018, including those incurred by the Company and due to the Advisor, for the Follow-On Offering are as follows:

September 30, 2018
Cumulative offering costs	$2,806
Cumulative organizational costs	$510
Organizational and offering costs advanced by the Advisor	$1,998
Organizational and offering costs paid by the Company	1,318
Adjustment to organizational and offering costs pursuant to the limitation:
Costs in excess of limit	(1,820)
Organizational and offering costs incurred	$1,496

Organizational and offering costs incurred as of December 31, 2017, including those incurred by the Company and due to the Advisor, for the follow-on offering are as follows:

December 31, 2017
Cumulative offering costs	$1,698
Cumulative organizational costs	$359
Organizational and offering costs advanced by the Advisor	$1,226
Organizational and offering costs paid by the Company	831
Adjustment to organizational and offering costs pursuant to the limitation:
Reduction in due to affiliates	(999)
Due from affiliates	(677)
Net due to Advisor	$381

Schedule of share redemption activity
During the years ended ended December 31, 2017 and 2016, the Company redeemed shares of its outstanding common stock as follows:

	Year Ended December 31,
Period	2017	2016
Shares of common stock redeemed	623,499	167,442
Weighted average price per share	$9.21	$9.72

Schedule of distributions paid
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2017, 2016 and 2015 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Section 857(b)(3)(c) of the Code and Treasury Regulation § 1.857-6(e).

	Year Ended December 31,
	2017		2016		2015
Ordinary income	$0.04	7.90%	$0.31	57.10%	$0.21	38.60%
Return of capital	0.51	92.10%	0.24	42.90%	0.34	61.40%
Total distributions paid	$0.55	100.00%	$0.55	100.00%	$0.55	100.00%

Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Schedule of share redemption activity
The following table summarizes share redemption activity during the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Shares of common stock redeemed	1,311,582	2,936,150	8,013,521	6,155,290
Weighted average price per share	$9.63	$9.97	$9.60	$9.98

The following table summarizes share redemption activity during the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Shares of common stock redeemed	9,931,245	4,164,955
Weighted average price per share	$9.96	$9.95

Schedule of distributions paid
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2017, 2016, and 2015 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation §1.857-6(e).

		Year Ended December 31,
	2017		2016		2015
Ordinary income	$0.40	59%	$0.47	69%	$0.48	69%
Capital Gain	0.18	26%	—	—%	—	—%
Return of capital	0.10	15%	0.21	31%	0.21	31%
Total distributions paid	$0.68	100%	$0.68	100%	$0.69	100%

Schedule of activity for noncontrolling interests
The following summarizes the activity for noncontrolling interests recorded as equity for the nine months ended September 30, 2018 and year ended December 31, 2017:

	Nine Months Ended September 30, 2018	Year Ended December 31, 2017
Beginning balance	$31,105	$30,114
Distributions to noncontrolling interests	(3,267)	(4,369)
Allocated distributions to noncontrolling interests subject to redemption	(10)	(13)
Net income	671	5,120
Other comprehensive income	224	253
Ending balance	$28,723	$31,105